SCHEDULE OF INFORMATION BY REPORTABLE SEGMENT (Details) - JPY (¥) ¥ in Thousands	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023
Segment Reporting Information [Line Items]
Total	¥ 20,650,916	¥ 14,121,840	¥ 13,264,408
Cost of revenues	(17,091,646)	(11,469,951)	(10,744,926)
Operating expenses	2,216,754	1,713,388	1,602,627
Operating income (loss)	1,342,516	938,501	916,855
Other expenses	(194,272)	(418,542)	(311,688)
Income (loss) before income taxes	1,148,244	519,959	605,167
Depreciation and amortization	(144,087)	(87,027)	(81,641)
Capital expenditures	37,464	42,145	24,979
Total assets	22,484,188	21,210,268	18,298,284
External Customers [Member]
Segment Reporting Information [Line Items]
Total	20,650,916	14,121,840	13,264,408
Intersegment [Member]
Segment Reporting Information [Line Items]
Total
Real Estates [Member]
Segment Reporting Information [Line Items]
Total	18,840,961	12,419,660	11,993,822
Cost of revenues	(15,578,567)	(10,016,902)	(9,450,520)
Operating expenses	1,257,330	1,104,605	986,260
Operating income (loss)	2,005,064	1,298,153	1,557,042
Other expenses	(194,243)	(410,533)	(304,422)
Income (loss) before income taxes	1,810,821	887,620	1,252,620
Depreciation and amortization	(15,493)	(22,440)	(11,729)
Capital expenditures	753	2,345	3,091
Total assets	15,409,857	15,431,997	12,052,222
Real Estates [Member] | External Customers [Member]
Segment Reporting Information [Line Items]
Total	18,819,041	12,411,288	11,953,866
Real Estates [Member] | Intersegment [Member]
Segment Reporting Information [Line Items]
Total	21,920	8,372	39,956
Hotels [Member]
Segment Reporting Information [Line Items]
Total	1,270,509	1,069,800	716,353
Cost of revenues	(1,112,486)	(1,010,546)	(861,328)
Operating expenses	94,807	58,665	69,982
Operating income (loss)	63,216	589	(214,957)
Other expenses	428	968	(983)
Income (loss) before income taxes	63,644	1,557	(215,940)
Depreciation and amortization	(36,956)	(47,930)	(45,277)
Capital expenditures	18,192	6,650	21,290
Total assets	3,894,723	4,254,136	4,580,947
Hotels [Member] | External Customers [Member]
Segment Reporting Information [Line Items]
Total	1,248,784	1,044,267	690,682
Hotels [Member] | Intersegment [Member]
Segment Reporting Information [Line Items]
Total	21,725	25,533	25,671
Other [Member]
Segment Reporting Information [Line Items]
Total	766,640	861,564	824,870
Cost of revenues	(562,360)	(656,008)	(677,855)
Operating expenses	303,413	206,369	189,467
Operating income (loss)	(99,133)	(813)	(42,452)
Other expenses	(5,541)	(8,973)	(4,391)
Income (loss) before income taxes	(104,674)	(9,786)	(46,843)
Depreciation and amortization	(40,951)	(6,126)	(13,586)
Capital expenditures	15,244	32,345	598
Total assets	344,032	970,973	1,025,861
Other [Member] | External Customers [Member]
Segment Reporting Information [Line Items]
Total	583,091	666,285	619,860
Other [Member] | Intersegment [Member]
Segment Reporting Information [Line Items]
Total	183,549	195,279	205,010
Reconciling Items [Member]
Segment Reporting Information [Line Items]
Total	(227,194)	(229,184)	(270,637)
Cost of revenues	161,767	213,505	244,777
Operating expenses	561,204	343,749	356,918
Operating income (loss)	(626,631)	(359,428)	(382,778)
Other expenses	5,084	(4)	(1,892)
Income (loss) before income taxes	(621,547)	(359,432)	(384,670)
Depreciation and amortization	(50,687)	(10,531)	(11,049)
Capital expenditures	3,275	805
Total assets	2,835,576	553,162	639,254
Reconciling Items [Member] | External Customers [Member]
Segment Reporting Information [Line Items]
Total
Reconciling Items [Member] | Intersegment [Member]
Segment Reporting Information [Line Items]
Total	¥ (227,194)	¥ (229,184)	¥ (270,637)